Income Taxes - Summary of Deferred Tax Related to Items Recognized in OCI (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Remeasurement of defined benefit plans	$ 3,032,403	$ (7,734,732)	$ 7,786,292
Effect of financial instruments acquired for hedging purposes	(5,337)	(21,046)	(16,069)
Available for sale securities	(266,753)	2,858,452	169,529
Other		136,879	(4,019)
Deferred tax benefit (expense) recognized in OCI	$ 2,760,313	$ (4,760,447)	$ 7,935,733